Significant Accounting Policies - Summary of Accounting Policy for Exchange Rates (Detail)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Exchange Rates [abstract]
Weighted average rate	1.1298	1.1815	1.2108
Closing rate	1.1380	1.1450	1.1658